Loans (Tables)	12 Months Ended
Dec. 31, 2013
Loans [Abstract]
Schedule Of Loans By Portfolio Segment
The following table provides the balance of loans by portfolio segment as of December 31, 2013 and 2012:

(Dollars in thousands)	2013	2012
Commercial:
Commercial, financial, and industrial	$7,923,576	$8,796,956
Commercial real estate	1,133,279	1,168,235
Retail:
Consumer real estate (a)	5,333,371	5,688,703
Permanent mortgage (b)	662,242	765,583
Credit card & other	336,606	289,105
Loans, net of unearned income	$15,389,074	$16,708,582
Allowance for loan losses	253,809	276,963
Total net loans	$15,135,265	$16,431,619

Certain previously reported amounts have been reclassified to agree with current presentation.

  Balances as of December 31, 2013 and 2012, include $333.8 million and $402.4 million of restricted and secured real estate loans, respectively. See Note 24 - Variable Interest Entities for additional information.
  Balances as of December 31, 2013 and 2012, include $11.2 million and $13.2 million of restricted and secured real estate loans, respectively. See Note 24 - Variable Interest Entities for additional information.

Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Acquired During Period [Table Text Block]

The following table reflects FHN's contractually required payments receivable, cash flows expected to be collected, and the fair value of purchase credit impaired ("PCI") loans at the acquisition date of June 7, 2013.

(Dollars in thousands)	June 7, 2013
Contractually required payments including interest	$79,676
Less: nonaccretable difference	(23,750)
Cash flows expected to be collected	55,926
Less: accretable yield	(6,650)
Fair value of loans acquired	$49,276

Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Accretable Yield Movement Schedule Rollforward [Table Text Block]
The following table presents a rollforward of the accretable yield for the December 31, 2013:

Year Ended
(Dollars in thousands)	December 31, 2013
Balance, beginning of period	$-
Impact of acquisition/purchase on June 7, 2013	6,650
Accretion	(2,234)
Adjustment for payoffs	(104)
Adjustment for charge-offs	(4)
Increase in accretable yield (a)	9,182
Balance, end of period	$13,490

  Includes changes in the accretable yield due to both transfers from the nonaccretable difference and also due to the impact of changes in actual and expected timing of the cash flows.

Schedule Of Acquired Purchase Credit Impaired Loans By Portfolio Segment [Table Text Block]
At December 31, 2013, the ALLL related to PCI loans was $.8 million while net charge-offs and loan loss provision recognized during 2013 were $.4 million and $1.2 million, respectively. The following table reflects the outstanding principal balance and carrying amounts of the acquired PCI loans as of December 31, 2013:

	December 31, 2013
(Dollars in thousands)	Ending balance	Unpaid balance
Commercial, financial and industrial	$7,077	$9,169
Commercial real estate	38,042	53,648
Consumer real estate	878	1,291
Credit card and other	12	21
Total	$46,009	$64,129

Rollforward Of The Allowance For Loan Losses By Portfolio Segment
The following table provides a rollforward of the allowance for loan losses by portfolio segment for 2013, 2012 and 2011:
		Commercial	Consumer	Permanent	Credit Card
(Dollars in thousands)	C&I	Real Estate	Real Estate	Mortgage	and Other	Total
Balance as of January 1, 2011	$239,469	$155,085	$192,350	$65,009	$12,886	$664,799
Charge-offs (a)	(76,728)	(41,147)	(164,922)	(75,218)	(19,253)	(377,268)
Recoveries	16,562	11,047	16,019	5,375	3,817	52,820
Provision	(48,890)	(69,399)	121,630	31,028	9,631	44,000
Balance as of December 31, 2011	130,413	55,586	165,077	26,194	7,081	384,351
Allowance - individually evaluated for impairment	28,973	8,214	44,606	6,015	333	88,141
Allowance - collectively evaluated for impairment	101,440	47,372	120,471	20,179	6,748	296,210
Loans, net of unearned as of December 31, 2011:
Individually evaluated for impairment	164,217	115,319	112,231	75,748	1,117	468,632
Collectively evaluated for impairment	7,850,710	1,263,091	5,779,315	752,445	282,934	15,928,495
Total loans, net of unearned	$8,014,927	$1,378,410	$5,891,546	$828,193	$284,051	$16,397,127
Balance as of January 1, 2012	$130,413	$55,586	$165,077	$26,194	$7,081	$384,351
Charge-offs (b)	(30,887)	(19,977)	(147,918)	(13,604)	(12,624)	(225,010)
Recoveries	11,151	4,475	17,770	3,024	3,202	39,622
Provision (c)	(14,486)	(20,087)	94,020	9,314	9,239	78,000
Balance as of December 31, 2012	96,191	19,997	128,949	24,928	6,898	276,963
Allowance - individually evaluated for impairment	17,799	156	35,289	21,713	203	75,160
Allowance - collectively evaluated for impairment	78,392	19,841	93,660	3,215	6,695	201,803
Loans, net of unearned as of December 31, 2012:
Individually evaluated for impairment	123,636	49,517	160,000	120,924	818	454,895
Collectively evaluated for impairment	8,673,320	1,118,718	5,528,703	644,659	288,287	16,253,687
Total loans, net of unearned	$8,796,956	$1,168,235	$5,688,703	$765,583	$289,105	$16,708,582
Balance as of January 1, 2013	$96,191	$19,997	$128,949	$24,928	$6,898	$276,963
Charge-offs	(22,936)	(3,502)	(73,642)	(9,934)	(11,404)	(121,418)
Recoveries	12,487	4,275	21,360	2,473	2,669	43,264
Provision	704	(10,167)	50,118	5,024	9,321	55,000
Balance as of December 31, 2013	86,446	10,603	126,785	22,491	7,484	253,809
Allowance - individually evaluated for impairment	14,295	1,600	44,173	17,042	224	77,334
Allowance - collectively evaluated for impairment	72,132	8,218	82,601	5,449	7,258	175,658
Allowance - purchased credit impaired loans	19	785	11	-	2	817
Loans, net of unearned as of December 31, 2013:
Individually evaluated for impairment	80,231	27,812	170,422	121,458	545	400,468
Collectively evaluated for impairment	7,836,250	1,066,639	5,162,060	540,784	336,047	14,941,780
Purchased credit impaired loans	7,095	38,828	889	-	14	46,826
Total loans, net of unearned	$7,923,576	$1,133,279	$5,333,371	$662,242	$336,606	$15,389,074

Certain previously reported amounts have been reclassified to agree with current presentation.

  2011 includes $40.2 million of charge-offs associated with loan sales, a majority of which were nonperforming permanent mortgages.
  2012 includes approximately $33 million of charge-offs associated with discharged bankruptcies, largely included in the consumer real estate portfolio segment.
  2012 includes approximately $23 million of loan loss provision related to discharged bankruptcies.

Information By Class Related To Individually Impaired Loans
Impaired Loans

The following tables provide information at December 31, 2013 and 2012, by class related to individually impaired loans and consumer TDR's. Recorded investment is defined as the amount of the investment in a loan, before valuation allowance but which does reflect any direct write-down of the investment. For purposes of this disclosure, PCI loans and LOCOM have been excluded.

	2013
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
(Dollars in thousands)	Investment	Balance	Allowance	Investment	Recognized
Impaired loans with no related allowance recorded:
Commercial:
General C&I	$26,626	$28,089	$-	$46,486	$108
TRUPs	6,500	6,500	-	9,563	-
Income CRE	8,524	16,552	-	21,304	168
Residential CRE	0	0	-	8,145	122
Total	$41,650	$51,141	$-	$85,498	$398
Retail:
HELOC (a)	$16,825	$38,624	$-	$19,418	$-
R/E installment loans (a)	11,009	14,062	-	11,955	-
Permanent mortgage (a)	8,460	11,943	-	8,835	-
Total	$36,294	$64,629	$-	$40,208	$-
Impaired loans with related allowance recorded:
Commercial:
General C&I	$16,741	$23,016	$1,548	$18,291	$185
TRUPs	33,610	33,610	12,747	37,791	-
Income CRE	12,374	14,094	810	5,725	201
Residential CRE	6,914	12,249	790	3,148	153
Total	$69,639	$82,969	$15,895	$64,955	$539
Retail:
HELOC	$70,297	$71,692	$16,506	$66,154	$1,821
R/E installment loans	72,291	73,230	27,667	72,408	1,340
Permanent mortgage	112,998	125,666	17,042	112,356	2,990
Credit card & other	545	545	224	698	29
Total	$256,131	$271,133	$61,439	$251,616	$6,180
Total commercial	$111,289	$134,110	$15,895	$150,453	$937
Total retail	$292,425	$335,762	$61,439	$291,824	$6,180
Total impaired loans	$403,714	$469,872	$77,334	$442,277	$7,117

  All discharged bankruptcy loans are charged down to an estimate of net realizable value and do not carry any allowance.

	2012
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
(Dollars in thousands)	Investment	Balance	Allowance	Investment	Recognized
Impaired loans with no related allowance recorded:
Commercial:
General C&I	$60,313	$78,287	$-	$63,145	$669
TRUPs	24,000	24,000	-	43,848	-
Income CRE	33,800	45,876	-	52,812	324
Residential CRE	14,639	22,045	-	21,502	268
Total	$132,752	$170,208	$-	$181,307	$1,261
Retail:
HELOC (a)	$20,338	$41,103	$-	$4,214	$-
R/E installment loans (a)	10,322	13,800	-	2,401	-
Permanent mortgage (a)	9,210	11,616	-	2,848	-
Total	$39,870	$66,519	$-	$9,463	$-
Impaired loans with related allowance recorded:
Commercial:
General C&I	$10,301	$10,301	$1,991	$16,182	$100
TRUPs	33,700	33,700	15,808	33,700	-
Income CRE	1,078	1,078	156	1,699	54
Residential CRE	-	-	-	11,873	-
Total	$45,079	$45,079	$17,955	$63,454	$154
Retail:
HELOC	$59,650	$59,940	$15,372	$55,348	$1,597
R/E installment loans	69,690	70,277	19,917	67,409	1,136
Permanent mortgage	111,714	123,879	21,713	93,731	2,818
Credit card & other	818	818	203	960	32
Total	$241,872	$254,914	$57,205	$217,448	$5,583
Total commercial	$177,831	$215,287	$17,955	$244,761	$1,415
Total retail	$281,742	$321,433	$57,205	$226,911	$5,583
Total impaired loans	$459,573	$536,720	$75,160	$471,672	$6,998

Certain previously reported amounts have been reclassified to agree with current presentation.

  All discharged bankruptcy loans are charged down to an estimate of net realizable value and do not carry any allowance.

Balances Of Commercial Loan Portfolio Classes, Disaggregated By PD Grade
The following tables provide the balances of commercial loan portfolio classes with associated allowance, disaggregated by PD grade as of December 31, 2013 and 2012:
	December 31, 2013
		Loans to							Allowance
	General	Mortgage		Income	Residential			Percentage	for Loan
(Dollars in thousands)	C&I	Companies	TRUPS (a)	CRE	CRE	Total		of Total	Losses
PD Grade:
1	$239,141	$-	$-	$-	$-	$239,141		3%	$85
2	216,173	-	-	3,363	-	219,536		2	80
3	224,224	-	-	739	83	225,046		2	206
4	321,423	-	-	13,005	213	334,641		4	410
5	821,158	-	-	42,420	225	863,803		10	1,331
6	876,982	96,287	-	229,098	9,989	1,212,356		13	1,643
7	1,135,378	172,236	-	216,744	6,527	1,530,885		17	2,578
8	953,398	295,436	-	218,619	136	1,467,589		16	4,426
9	683,223	167,533	-	111,260	953	962,969		11	8,381
10	402,532	48,802	-	64,893	1,850	518,077		6	7,276
11	387,907	10,169	-	29,774	1,637	429,487		5	9,687
12	129,741	-	-	32,796	4,333	166,870		2	2,488
13	163,458	-	331,940	16,666	2,886	514,950		6	9,047
14,15,16	154,860	146	4,103	52,879	5,551	217,539		2	32,712
Collectively evaluated for impairment	6,709,598	790,609	336,043	1,032,256	34,383	8,902,889		99	80,350
Individually evaluated for impairment	43,367	-	36,864	20,898	6,914	108,043		1	15,895
Total commercial loans	$6,752,965	$790,609	$372,907	$1,053,154	$41,297	$9,010,932	(b)	100%	$96,245	(c)

	December 31, 2012
		Loans to						Allowance
	General	Mortgage		Income	Residential		Percent of	for Loan
(Dollars in thousands)	C&I	Companies	TRUPS (a)	CRE	CRE	Total	Total	Losses
PD Grade:
1	$223,753	$-	$-	$-	$-	$223,753	2%	$68
2	138,496	-	-	2,538	-	141,034	1	94
3	182,611	-	-	6,300	-	188,911	2	113
4	272,054	-	-	5,640	21	277,715	3	325
5	636,316	-	-	51,342	329	687,987	7	1,712
6	904,504	135,403	-	172,890	6,348	1,219,145	12	3,736
7	1,033,442	500,936	-	162,352	2,069	1,698,799	17	4,379
8	1,022,304	720,352	-	178,995	192	1,921,843	20	7,899
9	586,753	386,751	-	154,323	814	1,128,641	11	10,231
10	479,752	80,543	-	116,512	1,529	678,336	7	8,938
11	468,761	-	-	58,432	1,558	528,751	5	10,457
12	168,556	-	-	21,674	190	190,420	2	3,337
13	124,950	-	338,177	50,353	13,147	526,627	5	9,814
14,15,16	248,026	362	20,518	93,701	17,469	380,076	4	37,130
Collectively evaluated for impairment	6,490,278	1,824,347	358,695	1,075,052	43,666	9,792,038	98	98,233
Individually evaluated for impairment	70,614	-	53,022	34,878	14,639	173,153	2	17,955
Total commercial loans	$6,560,892	$1,824,347	$411,717	$1,109,930	$58,305	$9,965,191	100%	$116,188

  Balances as of December 31, 2013 and 2012, presented net of $29.4 million and $34.2 million, respectively, in lower of cost or market (“LOCOM”) valuation allowance. Based on the underlying structure of the notes, the highest possible internal grade is "13".
  Balance as of December 31, 2013, excludes PCI loans amounting to $45.9 million.
  Allowance excludes $.8 million related to PCI loans as of December 31, 2013.

Period-End Balances And Various Asset Quality Attributes By Origination Vintage For The HELOC
The following tables reflect period-end balances and average FICO scores by origination vintage for the HELOC, real estate installment, and permanent mortgage classes of loans as of December 31, 2013 and 2012:

HELOC
	December 31, 2013			December 31, 2012
		Average	Average		Average	Average
(Dollars in thousands)	Period End	Origination	Refreshed	Period End	Origination	Refreshed
Origination Vintage	Balance	FICO	FICO	Balance	FICO	FICO
pre-2003	$79,550	711	701	$121,429	716	708
2003	141,215	725	711	224,840	733	724
2004	395,323	727	716	492,482	727	718
2005	531,839	732	720	616,956	734	719
2006	383,366	740	726	455,425	741	727
2007	406,299	744	728	480,057	745	728
2008	223,110	753	747	259,298	755	748
2009	115,863	750	744	142,069	752	747
2010	114,393	753	749	141,286	754	751
2011	112,595	758	753	137,966	760	758
2012	138,373	759	760	154,883	761	759
2013	164,665	759	762	-	-	-
Total	$2,806,591	740	730	$3,226,691	741	730

Period-End Balances And Various Asset Quality Attributes By Origination Vintage For The Real Estate Installment Loans

R/E Installment Loans	December 31, 2013			December 31, 2012
		Average	Average		Average	Average
(Dollars in thousands)	Period End	Origination	Refreshed	Period End	Origination	Refreshed
Origination Vintage	Balance	FICO	FICO	Balance	FICO	FICO
pre-2003	$23,827	681	683	$36,982	686	684
2003	74,451	716	725	111,571	720	728
2004	54,240	701	700	72,280	705	705
2005	161,205	717	711	209,290	718	712
2006	173,994	715	701	224,722	718	704
2007	249,198	725	709	317,846	727	711
2008	85,192	723	720	113,279	727	722
2009	38,842	742	737	59,800	746	743
2010	125,094	748	755	153,172	746	753
2011	335,343	760	760	409,574	760	762
2012	690,461	764	764	753,496	764	761
2013	514,933	757	754	-	-	-
Total	$2,526,780	746	742	$2,462,012	743	738

Period-End Balances And Various Asset Quality Attributes By Origination Vintage For Permanent Mortgage Classes Of Loans

Permanent Mortgage	December 31, 2013			December 31, 2012
		Average	Average		Average	Average
(Dollars in thousands)	Period End	Origination	Refreshed	Period End	Origination	Refreshed
Origination Vintage	Balance	FICO	FICO	Balance	FICO	FICO
pre-2004	$194,369	725	725	$200,999	725	728
2004	22,720	713	694	29,948	714	691
2005	40,272	737	712	49,055	740	713
2006	79,367	730	711	92,863	733	713
2007	223,440	734	710	267,367	734	711
2008	102,074	741	714	125,351	741	712
Total	$662,242	731	714	$765,583	732	711

Accruing Delinquency Amounts For Credit Card And Other Portfolio Classes
The following table reflects accruing delinquency amounts for the credit card and other portfolio classes as of December 31:

	Credit Card		Other
(Dollars in thousands)	2013	2012	2013	2012
Accruing delinquent balances:
30-89 days past due	$1,792	$1,731	$996	$626
90+ days past due	1,369	1,707	394	126
Total	$3,161	$3,438	$1,390	$752

Accruing And Non-Accruing Loans By Class
The following table reflects accruing and non-accruing loans by class on December 31, 2013:

	Accruing				Non-Accruing
		30-89	90+			30-89	90+	Total
		Days	Days	Total		Days	Days	Non-	Total
(Dollars in thousands)	Current	Past Due	Past Due	Accruing	Current	Past Due	Past Due	Accruing	Loans
Commercial (C&I):
General C&I	$6,701,185	$8,606	$425	$6,710,216	$19,039	$3,668	$20,042	$42,749	$6,752,965
Loans to mortgage companies	790,463	-	-	790,463	-	-	146	146	790,609
TRUPs (a)	336,043	-	-	336,043	-	-	36,864	36,864	372,907
Purchased credit impaired loans	5,710	-	1,385	7,095	-	-	-	-	7,095
Total commercial (C&I)	7,833,401	8,606	1,810	7,843,817	19,039	3,668	57,052	79,759	7,923,576
Commercial real estate:
Income CRE	1,030,910	5,822	-	1,036,732	4,339	395	11,688	16,422	1,053,154
Residential CRE	39,295	323	-	39,618	130	-	1,549	1,679	41,297
Purchased credit impaired loans	34,786	2,964	1,078	38,828	-	-	-	-	38,828
Total commercial real estate	1,104,991	9,109	1,078	1,115,178	4,469	395	13,237	18,101	1,133,279
Consumer real estate:
HELOC	2,688,193	25,609	14,683	2,728,485	59,385	5,261	13,460	78,106	2,806,591
R/E installment loans	2,466,647	12,951	6,801	2,486,399	29,221	3,120	7,151	39,492	2,525,891
Purchased credit impaired loans	889	-	-	889	-	-	-	-	889
Total consumer real estate	5,155,729	38,560	21,484	5,215,773	88,606	8,381	20,611	117,598	5,333,371
Permanent mortgage	606,707	11,235	6,129	624,071	14,868	952	22,351	38,171	662,242
Credit card & other
Credit card	182,798	1,792	1,369	185,959	-	-	-	-	185,959
Other	147,846	996	394	149,236	1,397	-	-	1,397	150,633
Purchased credit impaired loans	14	-	-	14	-	-	-	-	14
Total credit card & other	330,658	2,788	1,763	335,209	1,397	-	-	1,397	336,606
Total loans, net of unearned	$15,031,486	$70,298	$32,264	$15,134,048	$128,379	$13,396	$113,251	$255,026	$15,389,074

  Total TRUPs includes LOCOM valuation allowance of $29.4 million.

The following table reflects accruing and non-accruing loans by class on December 31, 2012:

	Accruing				Non-Accruing
		30-89	90+			30-89	90+	Total
		Days	Days	Total		Days	Days	Non-	Total
(Dollars in thousands)	Current	Past Due	Past Due	Accruing	Current	Past Due	Past Due	Accruing	Loans
Commercial (C&I):
General C&I	$6,473,770	$17,484	$422	$6,491,676	$28,553	$3,631	$37,032	$69,216	$6,560,892
Loans to mortgage companies	1,822,471	1,514	-	1,823,985	-	-	362	362	1,824,347
TRUPs (a)	358,695	-	-	358,695	-	-	53,022	53,022	411,717
Total commercial (C&I)	8,654,936	18,998	422	8,674,356	28,553	3,631	90,416	122,600	8,796,956
Commercial real estate:
Income CRE	1,072,436	4,535	-	1,076,971	8,336	920	23,703	32,959	1,109,930
Residential CRE	45,694	-	-	45,694	1,531	-	11,080	12,611	58,305
Total commercial real estate	1,118,130	4,535	-	1,122,665	9,867	920	34,783	45,570	1,168,235
Consumer real estate:
HELOC	3,137,361	29,704	21,446	3,188,511	25,254	2,263	10,663	38,180	3,226,691
R/E installment loans	2,409,336	17,454	8,957	2,435,747	17,272	2,394	6,599	26,265	2,462,012
Total consumer real estate	5,546,697	47,158	30,403	5,624,258	42,526	4,657	17,262	64,445	5,688,703
Permanent mortgage	715,425	7,845	9,592	732,862	11,426	2,542	18,753	32,721	765,583
Credit card & other
Credit card	179,171	1,731	1,707	182,609	-	-	-	-	182,609
Other	104,046	626	126	104,798	1,698	-	-	1,698	106,496
Total credit card & other	283,217	2,357	1,833	287,407	1,698	-	-	1,698	289,105
Total loans, net of unearned	$16,318,405	$80,893	$42,250	$16,441,548	$94,070	$11,750	$161,214	$267,034	$16,708,582

  Total TRUPs includes LOCOM valuation allowance of $34.2 million.

Schedule Of Troubled Debt Restructurings Occurring During The Year
The following table reflects portfolio loans that were classified as TDRs during the years ended December 31, 2013 and 2012:

	2013			2012
		Pre-Modification	Post-Modification		Pre-Modification	Post-Modification
		Outstanding	Outstanding		Outstanding	Outstanding
(Dollars in thousands)	Number	Recorded Investment	Recorded Investment	Number	Recorded Investment	Recorded Investment
Commercial (C&I):
General C&I	13	$17,968	$17,784	25	$24,451	$24,620
Total commercial (C&I)	13	17,968	17,784	25	24,451	24,620
Commercial real estate:
Income CRE	5	4,221	4,187	10	13,381	12,836
Residential CRE	-	-	-	2	88	87
Total commercial real estate	5	4,221	4,187	12	13,469	12,923
Consumer real estate:
HELOC	354	26,606	26,224	901	35,078	34,852
R/E installment loans	426	30,400	30,104	738	31,870	30,993
Total consumer real estate	780	57,006	56,328	1,639	66,948	65,845
Permanent mortgage	49	18,716	19,184	140	74,245	74,055
Credit card & other	50	233	221	201	1,121	1,081
Total troubled debt restructurings	897	$98,144	$97,704	2,017	$180,234	$178,524

Schedule Of Troubled Debt Restructurings Within The Previous 12 Months
The following table presents TDRs which re-defaulted during 2013 and 2012 and as to which the modification occurred 12 months or less prior to the re-default. Financing receivables that became classified as TDRs within the previous 12 months and for which there was a payment default during the period are calculated by first identifying TDRs that were in default during the period and then determining whether they were modified within the 12 months prior to the default. For purposes of this disclosure, FHN generally defines payment default as a loan being 30 or more days past due.

	2013		2012
		Recorded		Recorded
(Dollars in thousands)	Number	Investment	Number	Investment
Commercial (C&I):
General C&I	11	$6,705	38	$29,295
Total commercial (C&I)	11	6,705	38	29,295
Commercial real estate:
Income CRE	4	1,548	23	20,172
Residential CRE	1	33	4	292
Total commercial real estate	5	1,581	27	20,464
Consumer real estate:
HELOC	13	604	34	3,722
R/E installment loans	8	428	36	3,619
Total consumer real estate	21	1,032	70	7,341
Permanent mortgage	17	7,832	15	6,014
Credit card & other	17	65	20	72
Total troubled debt restructurings	71	$17,215	170	$63,186